Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Assets
Cash and cash equivalents (Note 2d)	$ 20,535	$ 30,375
Marketable securities (Note 2d)	0	10,010
Prepaids and deposits	1,548	1,354
Other receivables (Note 7)	1,308	410
Total current assets	23,391	42,149
Intangible assets (Note 13)	65	71
Right-of-use assets	0	32
Total assets	23,456	42,252
Liabilities
Accounts payable and accrued liabilities (Note 8)	2,621	4,073
Lease liability	0	34
Total current liabilities	2,621	4,107
Shareholders' Equity
Common shares (Note 9)	83,671	79,587
Contributed surplus (Notes 10 and 11)	7,926	6,680
Accumulated other comprehensive income	171	234
Deficit	(70,933)	(48,356)
Total equity	20,835	38,145
Total equity and liabilities	$ 23,456	$ 42,252